Annual Fund Operating Expenses - Pabrai Wagons Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Pabrai Wagons Fund Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.59%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.59%)	[1]
Net Expenses (as a percentage of Assets)	1.25%	[2]
Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.59%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.59%)	[1]
Net Expenses (as a percentage of Assets)	1.00%	[2]

[1]	Effective January 1, 2024, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement to 0.90% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least October 31, 2026 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[2]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement reflect the current Expense Cap of 0.90% of the Fund’s average daily net assets, and does not correlate to the “Ratio of expenses to average net assets--after expense reimbursement/recoupment” provided in the Financial Highlights section of the statutory prospectus which reflects actual operating expenses for the Fund during the prior fiscal period (i.e., a combination of the previous Expense Cap of 1.14% of the Fund’s average daily net assets and the current Expense Cap of 0.90% of the Fund’s average daily net assets).